Schedule I - Basis for Preparation (Detail) (Parent Company)	Sep. 30, 2013
Parent Company
Condensed Financial Statements, Captions [Line Items]
Subsidiaries, VIE and VIE's subsidiaries consolidated net assets percentage	25.00%